UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices)   (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2023

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 97.3%
Brazil | 10.4%
Banco do Brasil SA	791,002	$6,103,659
BB Seguridade Participacoes SA	1,191,800	7,644,431
CCR SA	1,870,350	4,723,432
Engie Brasil Energia SA	343,198	2,720,016
Petroleo Brasileiro SA ADR	589,864	6,152,282
Vale SA ADR	175,321	2,766,565
Vibra Energia SA	876,900	2,493,095
		32,603,480
Chile | 0.8%
Sociedad Quimica y Minera de Chile SA ADR	31,259	2,533,855
China | 24.3%
A-Living Smart City Services Co. Ltd.	1,499,000	1,309,813
Anhui Conch Cement Co. Ltd., Class H	1,123,875	3,909,206
China Construction Bank Corp., Class H	16,355,038	10,579,309
China Medical System Holdings Ltd.	1,802,000	2,855,036
China Merchants Bank Co. Ltd., Class H	749,737	3,820,034
China Shenhua Energy Co. Ltd., Class H	758,775	2,393,134
China Vanke Co. Ltd., Class H	2,190,294	3,459,946
ENN Natural Gas Co. Ltd., Class A	1,100,696	3,343,124
Gree Electric Appliances, Inc. of Zhuhai, Class A	829,699	4,430,473
Hengan International Group Co. Ltd.	1,042,527	4,817,371
Huayu Automotive Systems Co. Ltd., Class A	1,457,596	3,559,021
Lenovo Group Ltd.	6,360,000	6,889,508
Midea Group Co. Ltd., Class A	353,600	2,776,625
Ping An Insurance (Group) Co. of China Ltd., Class H	1,036,000	6,714,688
Sinopharm Group Co. Ltd., Class H	2,151,597	6,502,550
Tingyi (Cayman Islands) Holding Corp.	2,516,000	4,204,380
Weichai Power Co. Ltd., Class H	2,932,958	4,730,438
		76,294,656
Czech Republic | 0.5%
CEZ AS	32,071	1,558,041
Egypt | 0.8%
Commercial International Bank Egypt SAE GDR	1,972,358	2,544,695
Greece | 1.2%
OPAP SA	238,826	3,837,307
Hong Kong | 1.3%
ASMPT Ltd.	404,288	4,001,906
Hungary | 2.3%
MOL Hungarian Oil & Gas PLC	304,264	2,226,751
Description	Shares	Fair Value
OTP Bank Nyrt	179,896	$5,127,901
		7,354,652
India | 5.9%
Axis Bank Ltd.	261,351	2,734,728
Bajaj Auto Ltd.	55,660	2,634,839
Bharat Petroleum Corp. Ltd.	580,481	2,433,571
Indus Towers Ltd.	1,746,790	3,042,278
Petronet LNG Ltd.	1,219,347	3,396,966
UPL Ltd.	471,774	4,126,283
		18,368,665
Indonesia | 4.6%
PT Astra International Tbk	6,927,304	2,780,894
PT Bank Mandiri (Persero) Tbk	7,569,530	5,204,114
PT Telkom Indonesia (Persero) Tbk ADR	129,875	3,541,691
PT United Tractors Tbk	1,469,300	2,854,162
		14,380,861
Mexico | 5.1%
AMERICA MOVIL S.A.B. de C.V. ADR (*)	150,298	3,163,773
Grupo Financiero Banorte SAB de CV, Class O	433,765	3,656,432
Grupo Mexico SAB de CV, Series B	537,623	2,545,803
Kimberly-Clark de Mexico SAB de CV, Series A	1,999,921	4,212,930
Ternium SA ADR	59,490	2,454,557
		16,033,495
Portugal | 2.2%
Galp Energia SGPS SA	609,725	6,917,878
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	545,705	1
Sberbank of Russia PJSC (*), (¢)	1,580,119	1
		2
South Africa | 7.4%
Anglo American PLC	73,720	2,439,948
Bidvest Group Ltd.	213,037	3,038,343
Life Healthcare Group Holdings Ltd.	2,422,324	2,627,060
Nedbank Group Ltd.	473,321	5,766,089
Sanlam Ltd.	917,475	2,904,043
Standard Bank Group Ltd.	413,284	4,012,049
Vodacom Group Ltd.	366,754	2,514,964
		23,302,496
South Korea | 13.5%
Coway Co. Ltd.	72,599	2,934,895
Doosan Bobcat, Inc.	21,237	717,026
Hyundai Mobis Co. Ltd.	20,481	3,416,525

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
KB Financial Group, Inc.	142,707	$5,241,625
Kia Corp.	38,047	2,383,103
KT Corp.	100,085	2,269,094
KT&G Corp.	39,386	2,541,305
Samsung Electronics Co. Ltd.	203,351	10,083,833
Shinhan Financial Group Co. Ltd.	167,568	4,562,735
SK Hynix, Inc.	120,022	8,278,021
		42,428,162
Taiwan | 13.9%
ASE Technology Holding Co. Ltd.	2,130,000	7,882,098
Globalwafers Co. Ltd.	167,000	2,869,397
Hon Hai Precision Industry Co. Ltd.	871,320	2,988,958
MediaTek, Inc.	234,000	6,108,233
Novatek Microelectronics Corp.	273,000	3,884,530
Quanta Computer, Inc.	1,934,000	5,685,230
Taiwan Semiconductor Manufacturing Co. Ltd.	639,989	11,337,963
Wiwynn Corp.	77,000	2,862,607
		43,619,016
Thailand | 1.5%
Kasikornbank Public Co. Ltd.	595,469	2,313,157
PTT Exploration & Production PCL (‡)	557,900	2,455,445
		4,768,602
United Kingdom | 1.6%
Unilever PLC	98,485	5,093,517
Total Common Stocks (Cost $288,695,101)		305,641,286
Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $5,801,712)	5,801,712	5,801,712
Total Investments | 99.1% (Cost $294,496,813)		$311,442,998
Cash and Other Assets in Excess of Liabilities | 0.9%		2,756,391
Net Assets | 100.0%		$314,199,389

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 95.1%
Canada | 3.9%
Gildan Activewear, Inc.	35,087	$1,165,672
Suncor Energy, Inc.	70,085	2,175,928
TMX Group Ltd.	11,117	1,122,805
		4,464,405
China | 5.1%
Alibaba Group Holding Ltd. (*)	112,300	1,428,199
Autohome, Inc. ADR	28,937	968,521
ENN Energy Holdings Ltd.	81,500	1,113,301
ESR Group Ltd.	460,400	822,706
Li Ning Co. Ltd.	103,500	815,806
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	130,899	775,225
		5,923,758
Denmark | 3.0%
AP Moller - Maersk AS, Class B	361	654,213
Carlsberg AS, Class B	12,985	2,007,743
Vestas Wind Systems AS	29,424	852,504
		3,514,460
Finland | 1.5%
Nordea Bank Abp	160,935	1,717,576
France | 11.1%
Air Liquide SA	15,532	2,602,067
Airbus SE	8,456	1,132,819
Capgemini SE	5,783	1,075,673
Engie SA	213,589	3,377,846
Pernod Ricard SA	8,296	1,879,706
Teleperformance	4,632	1,118,771
Thales SA	11,357	1,679,015
		12,865,897
Germany | 10.3%
Continental AG	24,920	1,862,552
Covestro AG	17,778	735,314
Infineon Technologies AG	35,593	1,454,849
Merck KGaA	11,500	2,138,084
MTU Aero Engines AG	7,002	1,751,005
Rheinmetall AG	7,056	2,096,096
Siemens Healthineers AG	19,676	1,131,650
Vonovia SE	39,302	739,091
		11,908,641
Hong Kong | 1.0%
AIA Group Ltd.	111,000	1,166,319
Description	Shares	Fair Value
Ireland | 1.6%
Ryanair Holdings PLC ADR (*)	19,233	$1,813,480
Israel | 1.6%
Bank Leumi Le-Israel BM	246,755	1,866,129
Italy | 2.2%
Enel SpA	272,384	1,663,528
UniCredit SpA	44,559	843,969
		2,507,497
Japan | 16.2%
Asics Corp.	68,200	1,939,426
Bandai Namco Holdings, Inc.	62,700	1,350,416
Daikin Industries Ltd.	10,100	1,810,801
Disco Corp.	14,100	1,640,486
Hitachi Ltd.	20,400	1,121,327
MatsukiyoCocokara & Co.	42,800	2,266,747
Olympus Corp.	92,700	1,628,002
Renesas Electronics Corp. (*)	90,400	1,312,488
Shimano, Inc.	4,500	780,654
Sumitomo Mitsui Financial Group, Inc.	43,300	1,736,221
Suzuki Motor Corp.	40,800	1,485,033
Yamaha Corp.	41,700	1,609,465
		18,681,066
Mexico | 1.6%
Arca Continental SAB de CV	206,300	1,873,415
Netherlands | 6.2%
Akzo Nobel NV	23,835	1,860,375
Koninklijke DSM NV	10,907	1,289,126
Universal Music Group NV	76,025	1,921,838
Wolters Kluwer NV	16,800	2,119,975
		7,191,314
Portugal | 0.8%
Galp Energia SGPS SA	80,438	912,641
Singapore | 1.5%
DBS Group Holdings Ltd.	69,960	1,738,661
South Africa | 1.3%
Anglo American PLC	47,016	1,556,112
South Korea | 0.7%
SK Hynix, Inc.	12,085	833,513
Spain | 1.6%
Industria de Diseno Textil SA	54,968	1,845,983
Sweden | 1.2%
Sandvik AB	64,705	1,375,071
Switzerland | 1.7%
ABB Ltd.	58,786	2,015,893

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Taiwan | 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,244	$1,045,917
United Kingdom | 12.0%
3i Group PLC	90,616	1,889,498
BP PLC	341,233	2,160,326
Coca-Cola Europacific Partners PLC	34,437	2,031,864
Compass Group PLC	69,450	1,746,246
RELX PLC	103,058	3,336,231
Unilever PLC	51,941	2,690,950
		13,855,115
United States | 8.1%
Aon PLC, Class A	10,188	3,212,174
BRP, Inc.	11,596	907,431
ICON PLC (*)	11,162	2,384,092
Roche Holding AG	9,928	2,841,268
		9,344,965
Total Common Stocks (Cost $102,945,440)		110,017,828
Preferred Stocks | 0.9%
Brazil | 0.9%
Itau Unibanco Holding SA (Cost $1,092,374)	220,500	1,076,299
Short-Term Investments | 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $3,560,949)	3,560,949	3,560,949
Total Investments | 99.1% (Cost $107,598,763)		$114,655,076
Cash and Other Assets in Excess of Liabilities | 0.9%		1,038,052
Net Assets | 100.0%		$115,693,128

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 97.4%
Aerospace & Defense | 2.6%
Curtiss-Wright Corp.	2,999	$528,604
HEICO Corp.	2,497	427,087
		955,691
Automobile Components | 1.0%
Gentherm, Inc. (*)	6,073	366,931
Banks | 5.2%
Commerce Bancshares, Inc.	10,525	614,134
Home BancShares, Inc.	31,486	683,561
Wintrust Financial Corp.	8,601	627,443
		1,925,138
Biotechnology | 2.8%
Halozyme Therapeutics, Inc. (*)	12,916	493,262
United Therapeutics Corp. (*)	2,525	565,499
		1,058,761
Building Products | 3.0%
Armstrong World Industries, Inc.	8,493	605,041
Carlisle Cos., Inc.	2,209	499,389
		1,104,430
Capital Markets | 1.4%
Morningstar, Inc.	2,516	510,823
Chemicals | 3.0%
Ashland, Inc.	5,307	545,082
Ingevity Corp. (*)	8,059	576,380
		1,121,462
Communications Equipment | 2.7%
Ciena Corp. (*)	9,861	517,900
F5, Inc. (*)	3,451	502,776
		1,020,676
Construction Materials | 0.8%
Eagle Materials, Inc.	1,944	285,282
Consumer Staples Distribution & Retail | 1.3%
US Foods Holding Corp. (*)	12,873	475,529
Containers & Packaging | 3.2%
Avery Dennison Corp.	2,798	500,646
Graphic Packaging Holding Co.	27,009	688,459
		1,189,105
Diversified REITs | 6.1%
Alexandria Real Estate Equities, Inc.	4,683	588,138
Brixmor Property Group, Inc.	21,233	456,934
Camden Property Trust	5,165	541,499
Description	Shares	Fair Value
Kilroy Realty Corp.	8,076	$261,662
Summit Hotel Properties, Inc.	58,156	407,092
		2,255,325
Electrical Equipment | 3.8%
Array Technologies, Inc. (*)	15,692	343,341
Atkore, Inc. (*)	3,904	548,434
EnerSys	6,259	543,782
		1,435,557
Electronic Equipment, Instruments & Components | 2.6%
Cognex Corp.	10,829	536,577
Littelfuse, Inc.	1,673	448,514
		985,091
Energy Equipment & Services | 2.4%
Cactus, Inc., Class A	9,499	391,644
Liberty Energy, Inc.	40,592	519,983
		911,627
Entertainment | 2.0%
Take-Two Interactive Software, Inc. (*)	6,128	731,070
Financial Services | 1.3%
Voya Financial, Inc.	6,806	486,357
Food Products | 2.5%
Hostess Brands, Inc. (*)	21,387	532,108
Utz Brands, Inc.	24,668	406,282
		938,390
Gas Utilities | 2.3%
New Jersey Resources Corp.	15,849	843,167
Health Care Equipment & Supplies | 3.0%
Envista Holdings Corp. (*)	12,431	508,179
QuidelOrtho Corp. (*)	6,662	593,518
		1,101,697
Health Care Providers & Services | 1.6%
Henry Schein, Inc. (*)	7,190	586,273
Health Care Technology | 0.7%
Certara, Inc. (*)	10,614	255,903
Hotels, Restaurants & Leisure | 2.3%
Brinker International, Inc. (*)	11,206	425,828
Wyndham Hotels & Resorts, Inc.	6,423	435,801
		861,629
Household Durables | 1.3%
Helen of Troy, Ltd. (*)	5,074	482,893
Insurance | 4.2%
Brown & Brown, Inc.	12,212	701,213
Globe Life, Inc.	1,679	184,724

The accompanying notes are an integral part of these financial statements.

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Reinsurance Group of America, Inc.	5,020	$666,455
		1,552,392
Interactive Media & Services | 3.1%
Cars.com, Inc. (*)	27,715	534,899
Ziff Davis, Inc. (*)	5,326	415,694
ZoomInfo Technologies, Inc. (*)	7,891	194,987
		1,145,580
IT Services | 1.3%
Amdocs Ltd.	5,033	483,319
Leisure Products | 1.0%
Brunswick Corp.	4,466	366,212
Life Sciences Tools & Services | 4.7%
AbCellera Biologics, Inc. (*)	49,578	373,818
Charles River Laboratories International, Inc. (*)	1,329	268,219
ICON PLC (*)	2,135	456,015
Stevanato Group SpA	25,485	660,061
		1,758,113
Machinery | 4.5%
Columbus McKinnon Corp.	15,006	557,623
Gates Industrial Corp. PLC (*)	26,839	372,794
Middleby Corp. (*)	5,177	759,000
		1,689,417
Oil, Gas & Consumable Fuels | 2.4%
Antero Resources Corp. (*)	16,965	391,722
Magnolia Oil & Gas Corp., Class A	22,698	496,632
		888,354
Passenger Airlines | 1.1%
Alaska Air Group, Inc. (*)	9,784	410,537
Pharmaceuticals | 0.9%
Catalent, Inc. (*)	5,131	337,158
Professional Services | 3.6%
Jacobs Solutions, Inc.	3,439	404,117
Leidos Holdings, Inc.	6,990	643,499
Sterling Check Corp. (*)	27,693	308,777
		1,356,393
Semiconductors & Semiconductor Equipment | 0.8%
MKS Instruments, Inc.	3,223	285,622
Software | 6.6%
CyberArk Software Ltd. (*)	3,655	540,867
Dolby Laboratories, Inc., Class A	5,960	509,103
Dynatrace, Inc. (*)	4,582	193,819
N-Able, Inc. (*)	30,272	399,590
Description	Shares	Fair Value
PTC, Inc. (*)	3,459	$443,548
Tyler Technologies, Inc. (*)	1,024	363,151
		2,450,078
Specialty Retail | 2.7%
Five Below, Inc. (*)	2,391	492,474
Leslie’s, Inc. (*)	30,790	338,998
Warby Parker, Inc., Class A (*)	16,844	178,378
		1,009,850
Textiles, Apparel & Luxury Goods | 1.6%
Tapestry, Inc.	14,065	606,342
Total Common Stocks (Cost $33,581,652)		36,228,174
Short-Term Investments | 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $754,850)	754,850	754,850
Total Investments | 99.4% (Cost $34,336,502)		$36,983,024
Liabilities in Excess of Cash and Other Assets | 0.6%		237,668
Net Assets | 100.0%		$37,220,692

The accompanying notes are an integral part of these financial statements.

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 44.3%
Australia | 0.6%
AGL Energy Ltd.	12,441	$67,156
Brambles Ltd.	16,648	149,864
Coronado Global Resources, Inc.	53,498	58,393
GrainCorp Ltd., Class A	14,039	65,118
Incitec Pivot Ltd.	26,194	54,944
Newcrest Mining Ltd.	4,670	83,607
Northern Star Resources Ltd.	9,002	73,691
Perseus Mining Ltd.	41,136	65,195
Pilbara Minerals Ltd.	46,480	123,998
Sandfire Resources Ltd. (*)	16,330	69,772
Telstra Group Ltd.	106,938	302,086
WiseTech Global Ltd.	2,540	111,594
Yancoal Australia Ltd.	75,154	292,206
		1,517,624
Belgium | 0.0%
Warehouses De Pauw CVA REIT	3,929	116,831
Bermuda | 0.1%
RenaissanceRe Holdings Ltd.	651	130,421
Canada | 2.0%
Agnico Eagle Mines Ltd.	2,864	146,008
Alamos Gold, Inc., Class A	7,057	86,157
ARC Resources Ltd.	5,870	66,583
Atco Ltd., Class I	2,806	89,942
Barrick Gold Corp.	4,786	88,850
Birchcliff Energy Ltd.	9,177	52,013
Canadian National Railway Co.	3,750	442,388
Canadian Natural Resources Ltd.	1,286	71,165
Constellation Software, Inc.	294	552,740
Fairfax Financial Holdings Ltd.	118	78,477
George Weston Ltd.	1,205	159,686
H&R Real Estate Investment Trust	12,762	118,980
Hydro One Ltd.	17,712	504,297
Imperial Oil Ltd.	1,367	69,518
International Petroleum Corp. (*)	11,323	108,122
Loblaw Cos. Ltd.	9,250	843,006
Manulife Financial Corp.	11,968	219,613
Metro, Inc.	8,677	477,283
Parex Resources, Inc.	4,334	80,619
Quebecor, Inc., Class B	8,066	199,397
Rogers Communications, Inc., Class B	1,828	84,725
Shopify, Inc. Class A Class A (*)	1,537	73,694
Teck Resources, Ltd., Class B	2,146	78,361
Description	Shares	Fair Value
Toronto-Dominion Bank	8,466	$507,113
		5,198,737
China | 0.2%
NXP Semiconductors NV	2,427	452,575
SITC International Holdings Co. Ltd.	39,000	83,818
		536,393
Denmark | 0.6%
AP Moller - Maersk AS, Class B	18	32,620
Carlsberg AS, Class B ADR	13,519	417,737
Novo Nordisk AS, Class B	7,236	1,148,300
		1,598,657
Finland | 0.1%
Nordea Bank Abp	15,188	162,277
France | 1.5%
BNP Paribas SA	4,299	257,122
Bureau Veritas SA ADR	4,953	284,055
Cie de Saint-Gobain	4,856	276,490
Cie Generale des Etablissements Michelin SCA	2,414	73,887
Hermes International	35	70,896
Legrand SA ADR	14,426	262,842
LVMH Moet Hennessy Louis Vuitton SE ADR	2,506	460,427
Orange SA	47,081	559,425
Pernod Ricard SA ADR	7,973	361,097
Societe Generale SA	8,090	182,613
Thales SA ADR	13,874	409,422
TotalEnergies SE	8,004	472,258
Vinci SA	1,914	219,631
		3,890,165
Germany | 0.5%
Bayerische Motoren Werke AG	2,495	273,182
Beiersdorf AG	1,490	193,840
Commerzbank AG (*)	7,006	73,704
Deutsche Bank AG	17,191	174,319
Merck KGaA ADR	8,683	323,008
Rheinmetall AG	268	79,614
Telefonica Deutschland Holding AG	25,120	77,299
		1,194,966
Hong Kong | 0.2%
AIA Group Ltd. ADR	7,815	328,230
Jardine Matheson Holdings Ltd.	1,700	82,813
Swire Pacific Ltd., Class A	21,000	161,726
		572,769

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Ireland | 0.0%
AerCap Holdings NV (*)	1,732	$97,390
Israel | 0.2%
Bank Hapoalim BM	11,542	96,114
Bezeq The Israeli Telecommunication Corp. Ltd.	123,153	167,889
Elbit Systems Ltd.	590	100,232
Perion Network Ltd. (*)	2,088	82,643
		446,878
Italy | 0.2%
Intesa Sanpaolo SpA	86,430	222,440
Poste Italiane SpA	14,013	143,429
Terna - Rete Elettrica Nazionale	9,398	77,133
UniCredit SpA	1,994	37,767
		480,769
Japan | 3.6%
ABC-Mart, Inc.	5,500	303,567
Electric Power Development Co. Ltd.	35,900	577,391
FUJIFILM Holdings Corp.	1,900	96,518
Hachijuni Bank Ltd.	39,100	169,956
Honda Motor Co. Ltd.	3,100	82,462
Hulic Co. Ltd.	11,000	90,384
Japan Post Bank Co. Ltd.	12,000	98,148
Japan Post Holdings Co. Ltd.	144,600	1,176,581
Japan Post Insurance Co. Ltd.	9,100	142,072
Japan Real Estate Investment Corp. REIT	29	115,569
Japan Tobacco, Inc.	24,900	525,556
Kansai Electric Power Co., Inc.	17,700	172,426
Kao Corp.	1,100	42,952
KDDI Corp.	11,100	342,785
Lawson, Inc.	4,900	207,314
Mazda Motor Corp.	8,200	76,343
McDonald’s Holdings Co. Japan Ltd.	3,000	124,751
Mitsubishi Motors Corp. (*)	20,200	79,852
Mizuho Financial Group, Inc.	11,600	164,511
Nihon Kohden Corp.	8,300	224,931
Nintendo Co. Ltd. ADR	30,037	291,059
Nippon Building Fund, Inc. REIT	32	133,057
Nippon Telegraph & Telephone Corp.	10,600	316,595
Nisshinbo Holdings, Inc.	20,600	157,604
Nomura Real Estate Holdings, Inc.	3,200	70,858
Olympus Corp.	17,406	304,779
Osaka Gas Co. Ltd.	21,800	358,442
Rengo Co. Ltd.	13,200	85,598
Sankyo Co. Ltd.	8,900	371,557
Description	Shares	Fair Value
Sega Sammy Holdings, Inc. NA	5,600	$106,325
Shimano, Inc. ADR	13,874	240,020
Shin-Etsu Chemical Co. Ltd.	16,500	535,170
Shizuoka Financial Group, Inc.	12,500	89,856
Softbank Corp.	7,400	85,362
Sumco Corp.	5,000	75,211
Sumitomo Mitsui Financial Group, Inc.	3,800	152,370
Tokyo Gas Co. Ltd.	28,000	527,252
Tokyo Ohka Kogyo Co. Ltd.	2,200	128,152
Tokyu Fudosan Holdings Corp.	15,500	74,414
Toshiba Corp.	2,400	80,421
Toyota Motor Corp.	5,200	74,023
Yamazaki Baking Co. Ltd.	13,700	165,597
		9,237,791
Netherlands | 1.0%
ASM International NV	730	294,263
ASML Holding NV	61	41,681
BNP Paribas Emissions- und Handelsgesellschaft mbH (*)	15,877	188,890
Eurocommercial Properties NV REIT	6,160	140,351
Koninklijke Ahold Delhaize NV	9,424	322,352
Koninklijke KPN NV	24,990	88,262
NN Group NV	1,692	61,390
Shell PLC	14,974	428,791
Wolters Kluwer NV	2,574	324,810
Wolters Kluwer NV ADR	5,447	686,812
		2,577,602
New Zealand | 0.1%
Spark New Zealand Ltd.	68,709	217,904
Norway | 0.1%
Orkla ASA	25,654	182,232
Portugal | 0.0%
Jeronimo Martins SGPS SA	4,126	96,759
Singapore | 0.3%
Jardine Cycle & Carriage Ltd.	12,400	292,919
Oversea-Chinese Banking Corp. Ltd.	7,800	72,732
Sembcorp Industries Ltd.	53,800	177,530
Singapore Telecommunications Ltd. NA	42,700	79,125
STMicroelectronics NV	2,886	154,390
		776,696
Spain | 0.4%
Banco Bilbao Vizcaya Argentaria SA	22,977	164,153
Banco Santander SA	15,469	57,625
CaixaBank SA	21,350	83,119
Iberdrola SA	36,853	459,051

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Industria de Diseno Textil SA	2,546	$85,502
Industria de Diseno Textil SA ADR	17,979	300,977
		1,150,427
Sweden | 0.5%
Assa Abloy AB ADR	20,978	249,848
Autoliv, Inc.	1,339	125,009
Epiroc AB ADR	29,504	583,884
Hexagon AB ADR	37,990	433,846
		1,392,587
Switzerland | 0.6%
ABB Ltd. ADR	14,170	486,031
Novartis AG	1,053	96,671
Swatch Group AG ADR	29,267	501,636
Swisscom AG	614	391,770
		1,476,108
United Kingdom | 1.5%
Coca-Cola Europacific Partners PLC	6,749	399,473
Diageo PLC ADR	3,276	593,545
HSBC Holdings PLC	22,852	155,578
Investec PLC	19,081	106,155
Man Group PLC	25,268	73,552
National Grid PLC	11,805	160,237
NatWest Group PLC	79,118	258,509
RELX PLC ADR	20,959	679,910
Serco Group PLC	29,749	56,379
SSE PLC	3,190	71,056
Standard Chartered PLC	29,622	225,386
Unilever PLC	9,825	509,012
Unilever PLC ADR	11,525	598,493
		3,887,285
United States | 30.0%
Abbott Laboratories	6,019	609,484
Academy Sports & Outdoors, Inc.	2,267	147,922
Accenture PLC, Class A	2,862	817,988
Activision Blizzard, Inc.	2,789	238,711
Adobe, Inc. (*)	1,067	411,190
Affiliated Managers Group, Inc.	1,039	147,974
Alaska Air Group, Inc. (*)	1,488	62,436
Albemarle Corp.	1,243	274,753
Align Technology, Inc. (*)	452	151,031
Allison Transmission Holdings, Inc.	3,002	135,810
Alphabet, Inc., Class A (*)	9,295	964,170
Alphabet, Inc., Class C (*)	8,244	857,376
Altria Group, Inc.	4,545	202,798
Amazon.com, Inc. (*)	7,677	792,957
Description	Shares	Fair Value
Amdocs Ltd.	5,946	$570,994
Ameren Corp.	2,833	244,743
American Electric Power Co., Inc.	6,001	546,031
American Express Co.	725	119,589
American International Group, Inc.	765	38,525
AmerisourceBergen Corp.	1,780	284,996
AMN Healthcare Services, Inc. (*)	1,189	98,639
Amphenol Corp., Class A	6,868	561,253
Aon PLC, Class A	3,179	1,002,307
Apple, Inc.	19,019	3,136,233
Applied Materials, Inc.	758	93,105
AptarGroup, Inc.	1,793	211,915
AT&T, Inc.	23,676	455,763
Autodesk, Inc. (*)	376	78,268
Automatic Data Processing, Inc.	1,068	237,769
AutoZone, Inc. (*)	87	213,859
Avery Dennison Corp.	1,480	264,816
Bank of America Corp.	11,959	342,027
Becton Dickinson & Co.	375	92,828
Biogen, Inc. (*)	300	83,409
BJ’s Wholesale Club Holdings, Inc. (*)	1,280	97,370
BlueLinx Holdings, Inc. (*)	1,186	80,601
Booking Holdings, Inc. (*)	112	297,070
Booz Allen Hamilton Holding Corp.	6,796	629,921
Brighthouse Financial, Inc. (*)	1,324	58,402
Bristol-Myers Squibb Co.	10,369	718,675
Broadcom, Inc.	676	433,681
BRP, Inc.	3,986	311,705
Cadence Design Systems, Inc. (*)	777	163,240
Cal-Maine Foods, Inc.	4,379	266,637
California Resources Corp.	1,586	61,061
Campbell Soup Co.	4,316	237,294
Cardinal Health, Inc.	4,284	323,442
Caterpillar, Inc.	721	164,994
Cboe Global Markets, Inc.	338	45,373
Charles Schwab Corp.	8,103	424,435
Charter Communications, Inc., Class A (*)	1,774	634,400
Cheniere Energy, Inc.	420	66,192
Chesapeake Energy Corp.	857	65,166
Chevron Corp.	947	154,513
Chipotle Mexican Grill, Inc. (*)	74	126,413
Chord Energy Corp.	553	74,434
Chubb Ltd.	678	131,654
Cigna Group	494	126,232
Cirrus Logic, Inc. (*)	1,206	131,912
Cisco Systems, Inc.	23,748	1,241,427
Citigroup, Inc.	2,949	138,279

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
CME Group, Inc.	392	$75,076
Coca-Cola Co.	12,058	747,958
Cognizant Technology Solutions Corp., Class A	4,473	272,540
Colgate-Palmolive Co.	6,313	474,422
Commercial Metals Co.	3,268	159,805
Computershare Ltd. ADR	17,702	258,095
Comstock Resources, Inc.	9,811	105,861
Consolidated Edison, Inc.	2,356	225,399
Copart, Inc. (*)	1,471	110,634
Corebridge Financial, Inc.	3,788	60,684
Coterra Energy, Inc.	3,524	86,479
Crowdstrike Holdings, Inc., Class A (*)	459	63,002
CSL Ltd.	1,666	321,452
CTS Corp.	1,924	95,161
CVS Health Corp.	2,794	207,622
D.R. Horton, Inc.	650	63,499
Danaher Corp.	888	223,812
Darden Restaurants, Inc.	513	79,597
Dave & Buster’s Entertainment, Inc. (*)	1,965	72,292
Deckers Outdoor Corp. (*)	412	185,215
Deere & Co.	1,728	713,457
Diamondback Energy, Inc.	751	101,513
Dick’s Sporting Goods, Inc.	799	113,370
DocuSign, Inc. (*)	1,911	111,411
Dollar General Corp.	2,013	423,656
Donnelley Financial Solutions, Inc. (*)	1,958	80,004
Dow, Inc.	1,782	97,689
Electronic Arts, Inc.	1,006	121,173
Elevance Health, Inc.	406	186,683
Eli Lilly & Co.	2,876	987,676
Equinix, Inc. REIT	1,025	739,066
Equitable Holdings, Inc.	2,617	66,446
Estee Lauder Cos., Inc., Class A	2,152	530,382
Everest Re Group Ltd.	1,203	430,698
Expedia Group, Inc. (*)	2,074	201,240
Exxon Mobil Corp.	3,658	401,136
Fair Isaac Corp. (*)	112	78,701
FirstEnergy Corp.	1,855	74,311
Fiserv, Inc. (*)	2,004	226,512
Flowers Foods, Inc.	2,934	80,421
Freeport-McMoRan, Inc.	1,654	67,665
General Mills, Inc.	3,543	302,785
Gilead Sciences, Inc.	14,338	1,189,624
GMS, Inc. (*)	1,664	96,329
Goldman Sachs Group, Inc.	347	113,507
Description	Shares	Fair Value
Graco, Inc.	4,605	$336,211
Grand Canyon Education, Inc. (*)	1,163	132,466
Graphic Packaging Holding Co.	3,806	97,015
GSK PLC	6,317	112,666
H&R Block, Inc.	3,753	132,293
Haemonetics Corp. (*)	1,111	91,935
Haleon PLC	8,628	34,422
Hartford Financial Services Group, Inc.	1,154	80,422
HCA Healthcare, Inc.	1,959	516,549
Henry Schein, Inc. (*)	1,577	128,589
Hershey Co.	2,348	597,355
Hess Corp.	486	64,317
Hess Midstream LP Class A	2,103	60,861
Hilton Grand Vacations, Inc. (*)	1,728	76,775
Hologic, Inc. (*)	1,176	94,903
Huntington Ingalls Industries, Inc.	429	88,812
Incyte Corp. (*)	1,131	81,737
Ingles Markets, Inc., Class A	1,805	160,103
Intercontinental Exchange, Inc.	6,773	706,356
International Game Technology PLC	3,636	97,445
IQVIA Holdings, Inc. (*)	2,822	561,268
Iron Mountain, Inc. REIT	2,391	126,508
Jack Henry & Associates, Inc.	503	75,812
Jackson Financial, Inc., Class A	1,045	39,093
Johnson & Johnson	8,368	1,297,040
JPMorgan Chase & Co.	278	36,226
Kellogg Co.	4,418	295,829
Keysight Technologies, Inc. (*)	505	81,547
Kimberly-Clark Corp.	4,362	585,468
Kroger Co.	5,061	249,862
Lamb Weston Holdings, Inc.	380	39,718
Lantheus Holdings, Inc. (*)	1,061	87,596
Lattice Semiconductor Corp. (*)	1,544	147,452
Linde PLC	244	86,727
Lockheed Martin Corp.	286	135,201
Magnolia Oil & Gas Corp., Class A	3,683	80,584
Marathon Oil Corp.	4,418	105,855
Marathon Petroleum Corp.	770	103,819
MarketAxess Holdings, Inc.	105	41,085
MasterCard, Inc., Class A	2,134	775,517
McDonald’s Corp.	3,132	875,739
McGrath RentCorp	907	84,632
McKesson Corp.	610	217,190
Medpace Holdings, Inc. (*)	313	58,860
Merck & Co., Inc.	14,622	1,555,635
Meta Platforms, Inc., Class A (*)	5,859	1,241,756
Microchip Technology, Inc.	2,676	224,195

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Microsoft Corp.	4,540	$1,308,882
Molina Healthcare, Inc. (*)	550	147,119
Morgan Stanley	1,002	87,976
Mosaic Co.	782	35,878
Motorola Solutions, Inc.	1,145	327,619
MSCI, Inc.	463	259,136
National Fuel Gas Co.	10,318	595,761
Netflix, Inc. (*)	1,488	514,074
Neurocrine Biosciences, Inc. (*)	1,242	125,715
NexTier Oilfield Solutions, Inc. (*)	10,858	86,321
NIKE, Inc., Class B	3,789	464,683
Northrop Grumman Corp.	221	102,040
Nucor Corp.	1,996	308,322
NVIDIA Corp.	2,873	798,033
NVR, Inc. (*)	17	94,727
O’Reilly Automotive, Inc. (*)	1,027	871,902
O-I Glass, Inc. (*)	4,224	95,927
ON Semiconductor Corp. (*)	2,152	177,153
Oracle Corp.	4,154	385,990
Ovintiv, Inc.	1,893	68,299
Owens Corning	1,243	119,079
PACCAR, Inc.	1,467	107,384
Palo Alto Networks, Inc. (*)	1,118	223,309
Paychex, Inc.	5,468	626,578
PepsiCo, Inc.	5,560	1,013,588
Pfizer, Inc.	14,301	583,481
Philip Morris International, Inc.	5,205	506,186
Piedmont Lithium, Inc. (*)	1,274	76,504
Piedmont Office Realty Trust, Inc. REIT Class A Class A	6,191	45,194
Pinnacle West Capital Corp.	1,457	115,453
Pioneer Natural Resources Co.	284	58,004
PNM Resources, Inc.	3,055	148,717
Portland General Electric Co.	1,948	95,238
Premier, Inc., Class A	2,653	85,878
Procter & Gamble Co.	8,665	1,288,399
PTC, Inc. (*)	3,000	384,690
Public Storage REIT	1,239	374,351
QUALCOMM, Inc.	2,146	273,787
Qualys, Inc. (*)	775	100,766
Regency Centers Corp.	1,037	63,444
Regeneron Pharmaceuticals, Inc. (*)	267	219,386
Republic Services, Inc.	3,611	488,279
Roche Holding AG	1,467	419,837
Rockwell Automation, Inc.	1,480	434,306
S&P Global, Inc.	1,658	571,629
Description	Shares	Fair Value
SandRidge Energy, Inc. (*)	4,327	$62,352
SBA Communications Corp. REIT	2,726	711,677
Schlumberger NV	1,447	71,048
ServiceNow, Inc. (*)	332	154,287
Simon Property Group, Inc. REIT	1,983	222,037
Southwestern Energy Co. (*)	8,781	43,905
Starbucks Corp.	3,434	357,582
State Street Corp.	2,164	163,793
Steel Dynamics, Inc.	1,407	159,075
Stellantis NV	13,316	242,297
Stride, Inc. (*)	2,094	82,190
Stryker Corp.	957	273,195
Synchrony Financial	1,711	49,756
Synopsys, Inc. (*)	3,843	1,484,359
Sysco Corp.	3,473	268,220
Talos Energy, Inc. (*)	5,618	83,371
Target Corp.	269	44,554
Tecnoglass, Inc.	1,983	83,207
Tesla, Inc. (*)	3,686	764,698
Tetra Tech, Inc.	929	136,479
Texas Instruments, Inc.	3,118	579,979
Texas Pacific Land Corp.	36	61,237
Texas Roadhouse, Inc.	1,157	125,025
Thermo Fisher Scientific, Inc.	1,507	868,590
TJX Cos., Inc.	3,810	298,552
TopBuild Corp. (*)	1,006	209,389
Toro Co.	2,192	243,663
Tractor Supply Co.	1,003	235,745
Trane Technologies PLC	398	73,224
Travelers Cos., Inc.	423	72,506
U-Haul Holding Co	2,763	150,914
UFP Industries, Inc.	483	38,384
Ulta Beauty, Inc. (*)	507	276,655
UMH Properties, Inc. REIT	3,816	56,439
United Parcel Service, Inc., Class B	418	81,088
United Therapeutics Corp. (*)	473	105,933
UnitedHealth Group, Inc.	3,182	1,503,781
Unum Group	1,962	77,617
Valero Energy Corp.	1,702	237,599
VeriSign, Inc. (*)	789	166,739
Verisk Analytics, Inc.	508	97,465
Verizon Communications, Inc.	4,675	181,811
Vertex Pharmaceuticals, Inc. (*)	1,419	447,084
Virtu Financial, Inc., Class A	6,069	114,704
Visa, Inc., Class A	5,014	1,130,456
Warner Music Group Corp., Class A	5,763	192,311

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Waste Management, Inc.	3,635	$593,123
Wells Fargo & Co.	10,811	404,115
Westamerica BanCorp	2,089	92,543
Western Union Co.	9,424	105,078
Westlake Corp.	1,274	147,759
White Mountains Insurance Group Ltd.	151	208,001
Williams-Sonoma, Inc.	523	63,628
WW Grainger, Inc.	1,100	757,691
Xcel Energy, Inc.	7,442	501,888
Zillow Group, Inc. Class C (*)	2,791	124,116
Zillow Group, Inc., Class A (*)	1,818	79,447
Zoetis, Inc.	2,625	436,905
Zoom Video Communications, Inc. Class A (*)	1,264	93,334
		77,993,322
Total Common Stocks (Cost $100,567,512)		114,932,590

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 19.9%
Australia | 0.4%
Telstra Corp. Ltd., 4.000%, 04/19/27	AUD	$1,600	$1,057,755
Canada | 0.5%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	1,565	1,416,800
Germany | 0.6%
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	1,595	1,437,116
Japan | 0.6%
NTT Finance Corp.,
4.239%, 07/25/25	USD	800	788,970
1.162%, 04/03/26	USD	825	745,340
			1,534,310
Switzerland | 0.3%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	765	701,464
United Kingdom | 1.3%
Ashtead Capital, Inc., 4.250%, 11/01/29	USD	1,635	1,500,324
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	1,680	1,757,016
			3,257,340
Description	Security Currency	Principal Amount (000)	Fair Value
United States | 16.2%
Adobe, Inc., 2.300%, 02/01/30	USD	$775	$688,308
Alphabet, Inc., 1.100%, 08/15/30	USD	1,725	1,412,144
American Express Co., 4.050%, 05/03/29	USD	1,565	1,525,360
Amgen, Inc., 3.000%, 02/22/29	USD	1,525	1,402,526
Apple, Inc., 1.125%, 05/11/25	USD	2,225	2,088,282
AT&T, Inc., 3.500%, 06/01/41	USD	1,415	1,116,703
Ball Corp., 4.875%, 03/15/26	USD	1,000	992,500
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	775	770,696
1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	1,040	697,566
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	1,720	1,606,618
Clean Harbors, Inc., 4.875%, 07/15/27	USD	915	882,525
Comcast Corp., 4.650%, 02/15/33	USD	1,050	1,055,352
Dell International LLC / EMC Corp., 5.300%, 10/01/29	USD	1,457	1,467,988
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	2,070	1,653,566
Home Depot, Inc., 5.875%, 12/16/36	USD	660	735,871
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	2,630	1,870,384
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	1,895	1,560,816
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	1,720	1,626,152
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	433	408,721
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	1,020	1,020,288
McDonald’s Corp., 3.125%, 03/04/25	CAD	2,055	1,479,417
Microsoft Corp., 3.500%, 11/15/42	USD	1,600	1,419,818
Morgan Stanley, 3.625%, 01/20/27	USD	1,465	1,409,974
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	860	768,214

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
PepsiCo, Inc., 2.875%, 10/15/49	USD	$940	$714,541
Procter & Gamble Co., 1.200%, 10/29/30	USD	445	363,593
Prologis LP, 1.250%, 10/15/30	USD	2,985	2,347,021
Schneider Electric SE, 0.875%, 12/13/26	EUR	1,400	1,393,696
Service Corp. International, 4.625%, 12/15/27	USD	1,000	963,460
Starbucks Corp., 4.450%, 08/15/49	USD	705	635,504
Sysco Corp., 2.400%, 02/15/30	USD	1,215	1,061,307
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	1,685	1,478,391
United Rentals North America, Inc., 4.875%, 01/15/28	USD	1,035	989,719
Verizon Communications, Inc., 3.875%, 02/08/29	USD	1,929	1,863,758
Waste Management, Inc., 4.625%, 02/15/30	USD	690	690,373
			42,161,152
Total Corporate Bonds (Cost $55,110,303)			51,565,937
Foreign Government Obligations | 25.1%
Australia | 1.1%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	2,480	1,375,312
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	2,640	1,454,914
			2,830,226
Bahamas | 0.5%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	1,690	1,251,445
Bermuda | 1.4%
Bermuda Government International Bonds:
3.717%, 01/25/27	USD	1,810	1,735,677
2.375%, 08/20/30 (#)	USD	2,200	1,866,287
			3,601,964
Canada | 2.6%
British Columbia, 3.200%, 06/18/44	CAD	3,435	2,216,395
Export Development Canada, 1.650%, 07/31/24	CAD	1,520	1,087,326
Quebec, 1.850%, 02/13/27	CAD	2,670	1,862,105
Description	Security Currency	Principal Amount (000)	Fair Value
Vancouver, 2.900%, 11/20/25	CAD	$2,070	$1,495,806
			6,661,632
Chile | 1.6%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	1,080,000	1,337,393
2.300%, 10/01/28	CLP	1,315,000	1,402,888
Chile Government International Bonds, 0.830%, 07/02/31	EUR	1,810	1,536,985
			4,277,266
Colombia | 0.3%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	3,499,000	694,287
Costa Rica | 0.5%
Costa Rica Government International Bonds, 6.125%, 02/19/31	USD	1,215	1,204,217
Croatia | 0.5%
Croatia Government International Bonds, 1.750%, 03/04/41	EUR	1,905	1,427,845
Czech Republic | 0.9%
Czech Republic Government Bonds, 7.210% (PRIBOR 6 Month), 11/19/27 (§)	CZK	50,760	2,333,645
Denmark | 0.5%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	12,225	1,441,636
France | 0.6%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	1,640	1,478,846
Hungary | 0.2%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	841	620,945
Ireland | 1.1%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	2,845	2,794,634
Italy | 0.6%
Italy Buoni Poliennali Del Tesoro, 4.000%, 04/30/35	EUR	1,405	1,488,134
Japan | 1.4%
Japan Bank for International Cooperation, 1.625%, 01/20/27	USD	1,460	1,328,055
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	2,400	2,298,624
			3,626,679

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Mexico | 1.1%
Mexico Bonos:
8.000%, 09/05/24	MXN	$25,540	$1,366,882
7.500%, 06/03/27	MXN	25,940	1,365,021
Mexico Government International Bonds, 6.750%, 02/06/24	GBP	165	205,274
			2,937,177
New Zealand | 2.7%
Housing New Zealand Ltd., 3.420%, 10/18/28	NZD	2,580	1,501,598
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	4,475	2,711,100
1.500%, 04/20/29	NZD	2,810	1,445,148
2.000%, 04/15/37	NZD	2,955	1,258,964
			6,916,810
Norway | 0.4%
Oslo, 2.350%, 09/04/24	NOK	11,000	1,026,277
Panama | 0.9%
Panama Government International Bonds:
8.875%, 09/30/27	USD	1,285	1,491,242
3.875%, 03/17/28	USD	885	847,277
			2,338,519
Peru | 1.0%
Peru Government Bonds, 6.150%, 08/12/32	PEN	6,695	1,627,002
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	1,225	996,308
			2,623,310
Poland | 0.8%
Poland Government Bonds, 7.560% (WIBOR 6 Month), 05/25/28 (§)	PLN	9,160	2,039,593
Portugal | 0.8%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	2,340	2,233,784
Singapore | 0.6%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	2,005	1,562,357
Spain | 0.8%
Spain Government Bonds, 1.000%, 07/30/42	EUR	3,180	2,176,688
Switzerland | 0.3%
Swiss Confederation Government Bonds, 0.500%, 06/27/32	CHF	735	755,750
Thailand | 0.8%
Thailand Government Bonds, 1.585%, 12/17/35	THB	82,575	2,153,724
Description	Security Currency	Principal Amount (000)	Fair Value
United Kingdom | 1.1%
U.K. Gilts, 0.875%, 07/31/33	GBP	$2,205	$2,096,512
United Kingdom Gilt, 1.250%, 10/22/41	GBP	840	682,946
			2,779,458
Total Foreign Government Obligations (Cost $69,877,672)			65,276,848
Quasi Government Bonds | 1.4%
Germany | 1.4%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28	EUR	860	799,886
1.750%, 09/14/29	USD	2,305	2,049,308
0.000%, 04/18/36	USD	1,240	756,585
(Cost $3,833,884)			3,605,779
Supranational Bonds | 3.8%
Asian Development Bank, 2.125%, 03/19/25	USD	981	945,119
European Investment Bank, 1.000%, 01/28/28	CAD	2,785	1,842,371
Inter-American Development Bank, 5.100%, 11/17/26	IDR	10,650,000	686,573
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	1,052	638,818
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	1,948	1,276,902
1.250%, 03/16/26	NOK	15,010	1,353,076
1.125%, 09/13/28	USD	823	717,798
International Finance Corp.:
2.125%, 04/07/26	USD	1,050	997,143
1.500%, 04/15/35	AUD	2,911	1,386,654
Total Supranational Bonds (Cost $11,334,159)			9,844,454
U.S. Municipal Bonds | 0.8%
California | 0.8%
California:
4.500%, 04/01/33	USD	900	895,945
7.550%, 04/01/39	USD	1,000	1,294,597
(Cost $2,537,175)			2,190,542
U.S. Treasury Securities | 2.1%
U.S. Treasury Bonds:
4.125%, 11/15/32	USD	1,310	1,376,523
1.750%, 08/15/41	USD	5,680	4,112,675
(Cost $5,994,991)			5,489,198

Description	Shares	Fair Value
Exchange-Traded Funds | 1.1%
iShares MSCI World ETF (Cost $1,982,672)	23,528	$2,768,540
Short-Term Investments | 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $1,517,991)	1,517,991	1,517,991
Total Investments | 99.1% (Cost $252,756,359) (»)		$257,191,879
Cash and Other Assets in Excess of Liabilities | 0.9%		2,446,255
Net Assets | 100.0%		$259,638,134

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	56,113	USD	37,404	HSB	06/29/23	$223	$—
AUD	487,641	USD	349,000	JPM	05/10/23	—	22,616
AUD	618,383	USD	428,823	JPM	05/10/23	—	14,932
AUD	328,142	USD	218,648	SSB	06/29/23	1,388	—
CAD	1,318,122	USD	980,645	CIT	05/10/23	—	4,799
CAD	1,022,312	USD	745,266	HSB	05/10/23	11,583	—
CAD	1,603,885	USD	1,185,104	HSB	05/10/23	2,301	—
CHF	50,907	USD	55,576	HSB	05/10/23	279	—
CHF	77,629	USD	85,685	HSB	05/10/23	—	510
CHF	383,478	USD	421,995	HSB	06/29/23	1,011	—
CNH	83,533,910	USD	12,135,383	HSB	05/10/23	53,076	—
CNH	4,596,344	USD	667,663	JPM	05/10/23	2,991	—
COP	703,998,687	USD	133,700	HSB	04/25/23	16,840	—
CZK	3,879,311	USD	174,187	HSB	04/25/23	4,878	—
CZK	10,624,063	USD	472,754	HSB	04/25/23	17,642	—
CZK	15,527,467	USD	717,000	HSB	04/25/23	—	267
EUR	5,821,849	USD	6,272,664	CIT	04/18/23	46,032	—
EUR	912,828	USD	978,697	HSB	04/18/23	12,033	—
EUR	10,556,231	USD	11,371,876	HSB	04/18/23	85,244	—
EUR	1,190,022	USD	1,287,341	HSB	06/29/23	9,479	—
EUR	245,834	USD	267,000	JPM	04/18/23	—	186
EUR	1,496,755	USD	1,609,865	JPM	04/18/23	14,626	—
EUR	1,422,464	USD	1,577,000	JPM	05/10/23	—	31,218
GBP	333,096	USD	407,903	HSB	06/29/23	3,689	—
GBP	281,319	USD	339,178	JPM	05/10/23	8,115	—
GBP	659,346	USD	808,705	JPM	05/10/23	5,268	—
GBP	829,157	USD	1,002,459	JPM	05/10/23	21,148	—
HUF	59,446,363	USD	168,000	HSB	05/10/23	—	310
HUF	222,897,871	USD	615,808	HSB	05/10/23	12,955	—
INR	65,249,625	USD	795,000	HSB	04/28/23	—	2,135
JPY	530,032,474	USD	4,028,782	CIT	04/18/23	—	28,799
JPY	1,967,845,709	USD	14,956,865	HSB	04/18/23	—	106,175
KRW	314,640,000	USD	240,000	JPM	04/18/23	1,893	—
KRW	2,192,580,342	USD	1,537,628	JPM	04/18/23	148,011	—
MXN	5,773,377	USD	308,879	HSB	05/10/23	9,272	—
MXN	26,373,821	USD	1,369,618	HSB	05/10/23	83,755	—
MXN	2,094,199	USD	108,000	JPM	05/10/23	7,404	—
NZD	486,725	USD	301,611	JPM	05/10/23	2,752	—
NZD	868,163	USD	543,518	JPM	05/10/23	—	632
PEN	419,120	USD	104,000	CIT	04/25/23	7,220	—
PLN	806,005	USD	180,650	HSB	05/10/23	5,662	—
PLN	1,870,231	USD	434,776	HSB	05/10/23	—	2,462
RON	11,308,427	USD	2,497,198	HSB	05/10/23	—	21,536
SEK	5,397,818	USD	517,991	HSB	05/10/23	3,118	—
SEK	10,436,175	USD	1,001,467	JPM	05/10/23	6,048	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SGD	154,008	USD	115,582	HSB	05/10/23	$275	$—
USD	210,400	AUD	305,028	HSB	05/10/23	6,241	—
USD	296,105	AUD	426,087	HSB	05/10/23	10,920	—
USD	596,000	AUD	882,726	JPM	05/10/23	5,181	—
USD	3,103,090	AUD	4,465,058	JPM	05/10/23	114,573	—
USD	1,819,038	AUD	2,617,580	MSC	05/10/23	67,060	—
USD	2,717,566	CAD	3,654,376	CIT	05/10/23	12,119	—
USD	300,000	CAD	411,093	HSB	05/10/23	—	4,345
USD	343,400	CAD	462,280	HSB	05/10/23	1,160	—
USD	2,098,860	CAD	2,821,918	HSB	05/10/23	9,708	—
USD	4,884,212	CAD	6,567,815	JPM	05/10/23	21,856	—
USD	1,077,432	CAD	1,448,846	MSC	05/10/23	4,806	—
USD	468,086	CAD	643,146	SSB	06/29/23	—	8,457
USD	66,400	CHF	60,901	HSB	05/10/23	—	421
USD	850,695	CLP	681,534,250	CIT	04/28/23	—	4,447
USD	1,748,023	CLP	1,395,796,132	HSB	04/28/23	—	3,326
USD	673,772	COP	3,421,111,051	HSB	04/25/23	—	57,781
USD	793,000	CZK	18,131,739	CIT	04/25/23	—	43,944
USD	77,500	CZK	1,725,777	HSB	04/25/23	—	2,160
USD	1,882,051	CZK	42,259,603	HSB	04/25/23	—	68,612
USD	276,445	DKK	1,902,977	HSB	06/29/23	—	2,157
USD	678,297	DKK	4,710,638	JPM	05/10/23	—	9,074
USD	1,394,029	EUR	1,303,247	HSB	04/18/23	—	20,439
USD	2,304,200	EUR	2,147,516	HSB	04/18/23	—	26,589
USD	4,605,815	EUR	4,275,464	HSB	04/18/23	—	34,525
USD	1,349,355	EUR	1,249,742	JPM	04/18/23	—	7,043
USD	285,653	GBP	236,270	JPM	05/10/23	—	6,026
USD	326,373	GBP	269,950	JPM	05/10/23	—	6,885
USD	432,000	GBP	358,135	JPM	05/10/23	—	10,124
USD	454,140	IDR	6,902,480,252	JPM	04/18/23	—	6,010
USD	1,098,103	JPY	141,628,973	CIT	06/29/23	17,920	—
USD	422,000	JPY	55,994,969	HSB	04/18/23	—	576
USD	1,362,500	JPY	181,384,147	HSB	04/18/23	—	6,347
USD	1,957,277	JPY	252,433,934	HSB	06/29/23	32,000	—
USD	270,161	JPY	34,840,641	SSB	06/29/23	4,437	—
USD	324,000	KRW	401,086,080	JPM	04/18/23	15,648	—
USD	88,600	MXN	1,651,673	HSB	05/10/23	—	2,418
USD	1,198,346	MXN	23,097,039	HSB	05/10/23	—	74,455
USD	2,082,135	MXN	40,139,664	JPM	05/10/23	—	129,828
USD	314,141	NOK	3,211,059	HSB	05/10/23	6,932	—
USD	2,007,300	NOK	20,531,632	JPM	05/10/23	42,993	—
USD	477,583	NZD	754,392	CIT	05/10/23	5,841	—
USD	6,014,692	NZD	9,500,008	HSB	05/10/23	74,077	—
USD	990,912	NZD	1,565,613	JPM	05/10/23	11,892	—
USD	807,267	PEN	3,281,703	CIT	04/25/23	—	63,583
USD	699,734	PEN	2,843,020	HSB	04/25/23	—	54,704
USD	88,600	PLN	396,898	HSB	05/10/23	—	3,145

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	974,000	PLN	4,354,215	HSB	05/10/23	$—	$32,500
USD	1,349,480	PLN	5,899,024	HSB	05/10/23	—	14,111
USD	177,200	RON	818,755	HSB	05/10/23	—	2,043
USD	1,456,000	RON	6,828,084	HSB	05/10/23	—	38,817
USD	947,000	SEK	9,747,330	JPM	05/10/23	5,986	—
USD	285,044	SGD	372,512	HSB	05/10/23	4,812	—
USD	1,028,471	SGD	1,344,312	JPM	05/10/23	17,176	—
USD	1,554,504	THB	54,190,023	HSB	05/10/23	—	36,315
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,099,549	$1,017,784

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

March 31, 2023 (unaudited)

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy, see Note 8 in the Notes to Financial Statements.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in designated base rate. The rates shown are those in effect on March 31, 2023.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2023, these securities amounted to 1.0% of net assets of Lazard Retirement Global Dynamic Multi-Assets Portfolio.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
CDOR	- Canadian Dollar Offered Rate
GDR	- Global Depositary Receipt
LIBOR	- London Interbank Offered Rate
PJSC	- Public Joint Stock Company
PRIBOR	- Prague Interbank Offered Rate
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate
WIBOR	- Warsaw Interbank Offered Rate

Currency Abbreviations:

AUD	-Australian Dollar	THB	-Thai Baht
CAD	-Canadian Dollar	USD	-United States Dollar
CHF	-Swiss Franc
CLP	-Chilean Peso
CNH	-Chinese Yuan Renminbi
COP	-Colombian Peso
CZK	-Czech Koruna
DKK	-Danish Krone
EUR	-Euro
GBP	-British Pound Sterling
HUF	-Hungarian Forint
IDR	-Indonesian Rupiah
INR	-Indian Rupee
JPY	-Japanese Yen
KRW	-South Korean Won
MXN	-Mexican New Peso
NOK	-Norwegian Krone
NZD	-New Zealand Dollar
PEN	-Peruvian Nuevo Sol
PLN	-Polish Zloty
RON	-New Romanian Leu
SEK	-Swedish Krone
SGD	-Singapore Dollar

Counterparty Abbreviations:

CIT	-Citibank N.A.
HSB	-HSBC Bank USA N.A.
JPM	-JPMorgan Chase Bank N.A.
MSC	-Morgan Stanley & Co.
SSB	-State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	5.8%	0.4%
Automobile Components	2.2	1.6	0.1
Automobiles	2.6	1.3	1.7
Banks	19.6	7.8	5.5
Beverages	—	6.7	1.6
Biotechnology	—	—	1.5
Broadline Retail	—	1.2	0.5
Building Products	—	1.6	0.9
Capital Markets	—	2.6	2.4
Chemicals	2.1	5.6	0.5
Commercial Services & Supplies	—	—	1.8
Communications Equipment	—	—	0.6
Construction & Engineering	—	—	0.1
Construction Materials	1.2	—	—
Consumer Finance	—	—	0.7
Consumer Staples Distribution & Retail	—	2.0	2.2
Containers & Packaging	—	—	0.7
Diversified Consumer Services	—	—	0.5
Diversified REITs	—	—	2.0
Diversified Telecommunication Services	2.8	—	3.2
Electric Utilities	0.5	1.4	1.1
Electrical Equipment	—	2.5	1.0
Electronic Equipment, Instruments & Components	1.0	—	0.7
Energy Equipment & Services	—	—	0.1
Entertainment	—	1.7	0.5
Financial Services	—	—	0.6
Food Products	1.4	—	0.8
Gas Utilities	1.1	1.0	0.6
Ground Transportation	—	—	0.2
Health Care Equipment & Supplies	—	2.4	0.7
Health Care Providers & Services	2.9	—	1.5
Hotels, Restaurants & Leisure	1.2	1.5	1.8
Household Durables	3.2	—	0.1
Household Products	1.3	—	1.2
Independent Power & Renewable Electricity Producers	0.9	—	0.2
Industrial Conglomerates	1.0	1.0	0.2
Insurance	5.5	3.8	1.7
Interactive Media & Services	—	0.8	1.7
IT Services	—	0.9	1.5
Leisure Products	—	4.0	0.4
Life Sciences Tools & Services	—	2.1	0.7
Machinery	1.7	1.9	1.9
Marine Transportation	—	0.5	—
Media	—	—	0.8
Metals & Mining	3.2	1.3	0.6
Multi-Utilities	—	2.9	0.4
Oil, Gas & Consumable Fuels	9.2	4.5	1.5
Passenger Airlines	—	1.6	—
Personal Care Products	3.2	2.3	0.8
Pharmaceuticals	0.9	4.3	3.0

The accompanying notes are an integral part of these financial statements.

Professional Services	—	5.7	1.0
Real Estate Management & Development	1.5	1.3	0.2
Semiconductors & Semiconductor Equipment	14.1	5.4	1.5
Software	—	—	3.1
Specialty Retail	0.8	1.6	1.8
Technology Hardware, Storage & Peripherals	8.1	—	2.6
Textiles, Apparel & Luxury Goods	—	3.4	0.6
Tobacco	0.8	—	0.6
Trading Companies & Distributors	—	—	0.8
Transportation Infrastructure	1.5	—	—
Wireless Telecommunication Services	1.8	—	0.2
Subtotal	97.3	96.0	65.6
Exchange Traded Funds	—	—	1.1
Foreign Government Obligations	—	—	25.1
Supranationals	—	—	3.8
U.S. Municipal Bonds	—	—	0.8
U.S. Treasury Securities	—	—	2.1
Short-Term Investments	1.8	3.1	0.6
Total Investments	99.1%	99.1%	99.1%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

The accompanying notes are an integral part of these financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2023

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 24, 2023

The accompanying notes are an integral part of these financial statements.